Expense Example {- Fidelity Freedom Blend 2035 Fund} - NF_03.31 Fidelity Freedom Blend Funds - Premier Combo PRO-01 - Fidelity Freedom Blend 2035 Fund - Premier Class	Apr. 02, 2021 USD ($)
Expense Example:
1 year	$ 29
3 years	89
5 years	154
10 years	$ 345